OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 8:-	OTHER ASSETS

a.	Intangible assets, net:

	December 31, 2012				December 31, 2011
	Useful Life from date of acquisition	Gross carrying amount	Accumulated amortization	Amortized balance	Gross carrying amount	Accumulated amortization	Amortized balance
	(Years)
Test Systems Programs Sets ("TPS")	5 - 10	$8,275	$8,275	$-	$8,275	$8,120	$155

Amortization expense was $155, $154 and $221 for the years ended December 31, 2012, 2011 and 2010, respectively.